Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 152,368,315	¥ 202,314,954
Restricted cash	31,869,116
Time deposits		17,165,400
Accounts receivable, net	30,525,920	27,561,509
Inventories	37,578,415	49,866,245
Prepaid expenses and other current assets	158,881,587	156,854,528
Current assets of discontinued operation		4,857,026
Total current assets	417,080,989	458,619,662
Non-current assets
Property and equipment, net	502,158,702	665,991,898
Intangible assets, net	97,019,088	110,966,073
Operating lease right-of-use assets	493,308,393	785,437,497
Other non-current assets	53,966,563	63,854,202
Non-current assets of discontinued operation		130,569,332
Total non-current assets	1,146,452,746	1,756,819,002
Total assets	1,563,533,735	2,215,438,664
Current liabilities
Bank borrowings, current	381,262,545	538,232,521
Accounts payable	223,837,607	219,774,829
Contract liabilities	39,677,547	40,714,834
Convertible notes, at fair value, current	473,715,560
Operating lease liabilities	178,115,199	189,834,647
Other current liabilities	191,206,863	291,715,848
Current liabilities of discontinued operation		63,558,004
Total current liabilities	1,535,931,917	1,395,832,695
Non-current liabilities
Bank borrowings, non-current		5,266,370
Contract liabilities	8,021,755	5,271,661
Operating lease liabilities	380,075,128	653,658,810
Convertible notes, at fair value, non-current	464,847,231	420,712,380
Other non-current liabilities	7,673,110	8,636,681
Non-current liabilities of discontinued operation		54,289,372
Total non-current liabilities	860,617,224	1,242,035,184
Total liabilities	2,396,549,141	2,637,867,879
Shareholders’ deficit
Common stock, value	9,733	9,733
Additional paid-in capital	1,818,421,338	1,807,715,296
Accumulated losses	(2,668,505,330)	(2,256,423,775)
Accumulated other comprehensive income	9,184,842	21,491,865
Treasury shares (1,233,050 and 1,593,946 ordinary shares as of December 31, 2024 and 2023, respectively)
Total deficit attributable to shareholders of the Company	(840,889,417)	(427,206,881)
Non-controlling interests	7,874,011	4,777,666
Total shareholders’ deficit	(833,015,406)	(422,429,215)
Commitments and contingencies
Total liabilities and shareholders’ deficit	1,563,533,735	2,215,438,664
Related Party
Current assets
Amount due from related parties	5,857,636
Current liabilities
Amount due to related parties	48,116,596	52,002,012
Non-current liabilities
Amount due to related parties		94,199,910
Other non-current liabilities		94,199,910
Series A-2 Convertible Preferred Share
Shareholders’ deficit
Series A-2 Convertible Preferred Share (US$ 0.00004697934970338660 par value, 0.2 share authorized, issued and outstanding as of December 31, 2024, nil share authorized, issued and outstanding as of December 31, 2023)
Class A-1 Special Voting Share
Shareholders’ deficit
Common stock, value